Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets	Goodwill and Other Intangible Assets

The changes in the carrying amounts of goodwill are as follows:

	Bedding Products	Specialized Products	Furniture, Flooring & Textile Products	Total
Net goodwill as of January 1, 2019	$294.5	$206.5	$332.8	$833.8
Additions for current year acquisitions	558.4	—	7.9	566.3
Adjustments to prior year acquisitions	.9	.2	—	1.1
Foreign currency translation adjustment	2.1	2.1	.9	5.1
Net goodwill as of December 31, 2019	855.9	208.8	341.6	1,406.3
Adjustments to prior year acquisitions	—	—	.6	.6
Reductions for sale of business	(2.5)	—	—	(2.5)
Impairment charge	—	(25.4)	—	(25.4)
Foreign currency translation adjustment/other	3.5	3.6	2.7	9.8
Net goodwill as of December 31, 2020	$856.9	$187.0	$344.9	$1,388.8

Net goodwill as of December 31, 2020 is comprised of:
Gross goodwill	$862.3	$279.1	$595.5	$1,736.9
Accumulated impairment losses	(5.4)	(92.1)	(250.6)	(348.1)
Net goodwill as of December 31, 2020	$856.9	$187.0	$344.9	$1,388.8

The gross carrying amount and accumulated amortization by intangible asset class and intangible assets acquired during the periods presented, included in "Other intangibles, net" on the Consolidated Balance Sheets, are as follows:

	Patents and Trademarks	Technology	Non-compete Agreements	Customer- Related Intangibles	Supply Agreements and Other	Total
2020
Gross carrying amount	$134.6	$178.2	$39.9	$572.6	$39.9	$965.2
Accumulated amortization	42.8	25.5	17.5	156.1	21.7	263.6
Net other intangibles as of December 31, 2020	$91.8	$152.7	$22.4	$416.5	$18.2	$701.6

Acquired during 2020:
Acquired related to business acquisitions	$—	$—	$—	$—	$—	$—
Acquired outside business acquisitions	1.0	—	1.7	.2	4.5	7.4
Total acquired in 2020	$1.0	$—	$1.7	$.2	$4.5	$7.4

Weighted average amortization period in years for items acquired in 2020	19.3	0.0	4.0	15.0	7.0	8.2

2019
Gross carrying amount	$133.9	$178.1	$42.1	$591.1	$41.1	$986.3
Accumulated amortization	36.7	12.9	14.2	136.3	22.2	222.3
Net other intangibles as of December 31, 2019	$97.2	$165.2	$27.9	$454.8	$18.9	$764.0

Acquired during 2019:
Acquired related to business acquisitions	$67.1	$173.3	$28.7	$378.9	$—	$648.0
Acquired outside business acquisitions	1.6	—	—	—	5.9	7.5
Total acquired in 2019	$68.7	$173.3	$28.7	$378.9	$5.9	$655.5

Weighted average amortization period in years for items acquired in 2019	15.1	15.0	5.2	15.0	7.6	14.5

Estimated amortization expense for the items above included in our December 31, 2020 Consolidated Balance Sheets in each of the next five years is as follows:

Year ended December 31
2021	$66.0
2022	65.0
2023	62.0
2024	55.0
2025	54.0